Carrying Amounts and Fair Value of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2021
Fair Value Disclosures [Abstract]
Fair value measurements, recurring basis	sets measured at fair value on a recurring basis at December 31, 2021 and 2020:

	December 31, 2021			December 31, 2020
	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Student Loan Pools	$—	$72,011,561	$—	$—	$61,081,465	$—
SBA Bonds	—	139,793,077	—	—	153,305,025	—
Tax Exempt Municipal Bonds	—	49,984,355	—	—	48,816,442	—
Taxable Municipal Bonds	—	65,969,151	—	—	48,348,455	—
Mortgage-Backed Securities	—	355,090,914	—	—	277,773,014	—
Total	$—	$682,849,058	$—	$—	$589,324,401	$—

Fair value measurements, nonrecurring basis	The table below presents assets measured at fair value on a nonrecurring basis as of December 31, 2021 and 2020, aggregated by the level in the fair value hierarchy within which those measurements fall. There were no liabilities measured at fair value on a nonrecurring basis as of December 31, 2021 and 2020.

	December 31, 2021
Assets	Level 1	Level 2	Level 3	Total
Mortgage Loans Held For Sale	$—	$4,038,414	$—	$4,038,414
Land Held For Sale	—	—	1,529,691	$1,529,691
Collateral Dependent Impaired Loans (1)	—	—	2,323,307	2,323,307
Foreclosed Assets	—	—	129,700	129,700
Total	$—	$—	$3,982,698	$3,982,698

	December 31, 2020
Assets	Level 1	Level 2	Level 3	Total
Mortgage Loans Held For Sale	$—	$5,693,400	$—	$5,693,400
Collateral Dependent Impaired Loans (1)	—	—	2,216,948	2,216,948
Foreclosed Assets	—	—	498,610	498,610
Total	$—	$—	$2,715,558	$2,715,558

Significant unobservable inputs used in the fair value measurements
For Level 3 assets and liabilities measured at fair value on a recurring or non-recurring basis, the significant unobservable inputs used in the fair value measurements were as follows as of December 31, 2021 and 2020:

	Valuation	Significant	2021	2020
Level 3 Assets	Technique	Unobservable Inputs	Range	Range
Land Held for Sale	Appraised Value/Comparable Sales	Discounts to appraised values for estimated holding or selling costs	10%	n/a
Collateral Dependent Impaired Loans	Appraised Value	Discounts to appraised values or cash flows for estimated holding and/or selling costs or age of appraisal	8% - 13%	8% - 14%
Foreclosed Assets	Appraised Value/Comparable Sales	Discounts to appraised values for estimated holding or selling costs	30%	11% - 72%

Summary of the carrying value and estimated fair value of financial instruments
The following tables summarize the carrying value and estimated fair value of the Company’s financial instruments as of December 31, 2021 and 2020 presented in accordance with the applicable accounting guidance.

	December 31, 2021
	Carrying	Fair Value
(In Thousands)	Amount	Total	Level 1	Level 2	Level 3
Financial Assets:
Cash and Cash Equivalents	$27,623	$27,623	$27,623	$—	$—
Certificates of Deposits with Other Banks	1,100	1,100	—	1,100	—
Investment and Mortgage-Backed Securities	706,356	706,569	—	706,569	—
Loans Receivable, Net	499,497	508,024	—	—	508,024
FHLB Stock	586	586	586	—	—
Land Held for Sale	1,530	1,530	—	—	1,530
Financial Liabilities:
Deposits:
Checking, Savings and Money Market Accounts	$958,601	$958,601	$958,601	$—	$—
Certificate Accounts	157,362	157,201	—	157,201	—
Other Borrowed Money	26,785	26,785	26,785	—	—
Subordinated Debentures	30,000	30,154	—	30,154	—
Junior Subordinated Debentures	5,155	5,155	—	5,155	—